Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income (loss) Before Income Taxes
	December 31,
	2024	2023	2022
Domestic income (loss)	$15,004	$9,034	$(62,905)
Foreign loss	(3,116)	(3,980)	(8,005)
Total	$11,888	$5,054	$(70,910)

Schedule of Components of Income Taxes
	December 31,
	2024	2023	2022
Current taxes	$(10,269)	$(1,373)	$(577)
Deferred taxes	16,627	-	-
Total	$6,358	$(1,373)	$(577)

	December 31,
	2024	2023	2022
Domestic	$6,487	$(1,025)	$(632)
Foreign	(129)	(348)	55
Total	$6,358	$(1,373)	$(577)

Schedule of Deferred Taxes
	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$10,015	$12,800
Research and development expenses carryforward	3,200	6,624
Accrued and other	2,545	1,730
Share-based compensation	14,129	10,514
Capped call transaction	5,188	-
Operating lease liabilities	758	903
Acquired Intangible assets	392	-
Total deferred tax asset before valuation allowance	$36,227	$32,571
Valuation allowance	(10,061)	(30,718)
Total deferred tax asset after valuation allowance	$26,166	$1,853
Deferred tax liabilities:
Operating lease ROU assets	(732)	(853)
Acquired Intangible assets	(5,244)	(879)
Accrued and other	(1,495)	(121)
Total deferred tax liability	$(7,471)	$(1,853)
Net deferred taxes	$18,695	$-

Schedule of Theoretical Income Tax Expense to Actual Income Tax Expense
	Year ended December 31,
	2024	2023	2022
Income (loss) before income taxes	$11,888	$5,054	$(70,910)
Statutory tax rate	23%	23%	23%
Theoretical tax benefit (expense)	(2,734)	(1,162)	16,309
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	15,460	15,885	(4,491)
Effect of technological preferred enterprise status (TPE)	1,650	-	-
Effect of entities with different tax rates	(203)	(51)	(145)
Non-deductible expenses	(4,607)	(6,296)	(11,840)
Write-off of NOL due to limitation on utilization	-	(8,305)	-
Uncertain tax provision	(2,532)	(1,111)	(302)
Other	(676)	(333)	(108)
Effective income taxes	$6,358	$(1,373)	$(577)

Schedule of Unrecognized Tax Positions
	December 31,
	2024	2023
Opening balance	$2,711	$1,433
Decrease related to previous years tax positions	-	-
Increase related to previous years tax positions	203	251
Increase related to current year tax positions	2,617	1,027
Closing balance	$5,531	$2,711